Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000229231 [Member] | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000229231 [Member] | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000229231 [Member] | Vanguard Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000229231 [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000229231 [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000265053 [Member] | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000265053 [Member] | Vanguard Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000265053 [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000265053 [Member] | iShares MSCI USA Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000265053 [Member] | iShares MSCI International Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000265053 [Member] | Vanguard Morningstar Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000265053 [Member] | Vanguard FTSE All World ex-US Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000265053 [Member] | Vanguard Morningstar Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000265052 [Member] | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000265052 [Member] | Vanguard Morningstar Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000265052 [Member] | U.S. Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000265052 [Member] | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%